Revisions	12 Months Ended
Dec. 31, 2024
Revisions
Revisions

19.	Revisions

During the preparation of the 2024 year end consolidated financial statement, the Company identified an error in the valuation of the gold loan. The Company identified that the table below summarizes the revised consolidated financial statements for December 31, 2023 and December 31, 2022:

2022	As previously stated	Adjustments	As revised
Consolidated Statements of Financial Position
Gold loan payable	3,929,015	956,913	4,885,928
Derivate liability	306,084	(306,084)	-
Deficit	(93,771,350)	(650,829)	(94,422,179)

Consolidated statements of loss and comprehensive loss
Other items
Gold loan payable adjustments	-	(8,303)	(8,303)
Comprehensive loss for the year	(11,846,560)	8,303	(11,838,257)
Loss per share, basic and diluted	(0.09)	0.00	(0.09)

Consolidated statements of changes in equity
Loss for the year	(11,846,560)	8,303	(11,838,257)
Deficit – December 31, 2021	(81,924,790)	(659,132)	(82,583,922)
Deficit – December 31, 2022	(93,771,350)	(650,829)	(94,422,179)
Total equity	69,815,677	(650,829)	69,164,848

Consolidated statements of cash flows
Operating activities
Loss for the year	(11,846,560)	8,303	(11,838,257
Gold loan payable adjustments	-	(8,303)	(8,303)
Cash used in operating activities	(1,653,398)	-	(1,653,398)

2023	As previously stated	Adjustments	As revised
Consolidated Statements of Financial Position
Gold loan payable	4,371,546	1,287,572	5,659,118
Derivate liability	108,830	(108,830)	-
Deficit	(157,391,582)	(1,178,742)	(158,570,324)

Consolidated statements of loss and comprehensive loss
Other items
Gold loan payable adjustments	-	527,913	527,913
Comprehensive loss for the year	(63,620,232)	(527,913)	(64,148,145)
Loss per share, basic and diluted	(0.46)	(0.01)	(0.47)

Consolidated statements of changes in equity
Loss for the year	(63,620,232)	(527,913)	(64,148,145)
Deficit – December 31, 2021	(93,771,350)	(650,829)	(94,422,179)
Deficit – December 31, 2022	(157,391,582)	(1,178,742)	(158,570,324)
Total equity	7,005,595	(1,178,742)	5,826,853

Consolidated statements of cash flows
Operating activities
Loss for the year	(63,620,232)	(527,913)	(64,148,145)
Gold loan payable adjustments	-	527,913	527,913
Cash used in operating activities	(1,483,006)	-	(1,483,006)